INVESTMENT INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT INCOME
Investment income from disposal of business and long-term equity investments	¥ 37,525	¥ 185	¥ 397
Dividend income from holding of other equity instrument investments	156	492	515
Others	63	242	959
Total investment income	37,744	¥ 919	¥ 1,871
Net gain from disposal of long-term equity investments	¥ 37,731